UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2011
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011
(UNAUDITED)



                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS       AMOUNT       VALUE
-------------------------------------    --------    ----------    --------
-------------------------------------

U.S. AGENCY OBLIGATIONS:

Maturity of 1 - 5  years:                    1.1%
 Federal Home Loan Bank
   5.625%, due 06-13-16                              $  125,000    $139,400

Maturity of 6 - 15  years:                   4.6
 Federal National Mtg Assn Step-Up 1
   2.250%, due 09-30-25                                 260,000     260,965
 Federal National Mtg Assn Step-Up 1
   2.000%, due 09-28-26                                 350,000     349,988

                                                                    610,953


TOTAL U.S. AGENCY OBLIGATIONS
 (Cost $734,742)                             5.7                    750,353


U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:                0.8
 Western Union
   5.400%, due 11-17-11                                 100,000     100,551

Maturity of 1 - 5 years:                    20.9
 Scholastic Corp.
   5.000%, due 04-15-13                                 125,000     124,375
 Arcelormittal Sa Luxembourg
   5.375%, due 06-01-13                                 130,000     133,795
 Arcelormittal Sa Luxembourg 2
   5.375%, due 06-01-13                                  50,000      51,020
 Leucadia National Corp.
   7.000%, due 08-15-13                                 125,000     131,406
 Montpelier Re Holdings Ltd.
   6.125%, due 08-15-13                                 150,000     153,605
 American Axle & Manufacturing Inc.
   5.250%, due 02-11-14                                 210,000     197,925
 Brinker International Inc.
   5.750%, due 06-01-14                                 155,000     164,589
 HSBC Finance Corp.
   6.000%, due 08-15-14                                 275,000     286,873
 Bear Stearns Cos. Inc.
   5.700%, due 11-15-14                                 162,000     175,122

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011
(UNAUDITED)



                                              PERCENT
                                               OF NET     PRINCIPAL
SECURITY                                       ASSETS       AMOUNT        VALUE
------------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
------------------------------------------
 OGE Energy Corp.
   5.000%, due 11-15-14                                   $  250,000    $  274,288
 Hornbeck Offshore Services Inc.
   6.125%, due 12-01-14                                      100,000        98,500
 JPMorgan Floating Rate
   3.500%, due 05-01-15                                      150,000       150,247
 Nabisco Inc.
   7.550%, due 06-15-15                                      100,000       118,743
 Teck Cominco Ltd.
   5.375%, due 10-01-15                                      160,000       176,690
 Alltel Corp.
   7.000%, due 03-15-16                                      100,000       118,825
 Alliant Techsystems Inc.
   6.750%, due 04-01-16                                      110,000       110,550
 Boston Scientific Corp.
   6.400%, due 06-15-16                                      150,000       167,950
 Frontier Oil Corp.
   8.500%, due 09-15-16                                      125,000       131,875

                                                                         2,766,378

Maturity of 6 - 10 years:                         8.3%
 Peabody Energy Corp.
   7.375%, due 11-01-16                                      130,000       142,350
 Goldman Sachs Group Inc.
   5.625%, due 01-15-17                                      250,000       242,517
 Freeport-McMoran Copper & Gold
   8.375%, due 04-01-17                                      150,000       160,687
 Terex Corp.
   8.000%, due 11-15-17                                      250,000       221,250
 Merrill Lynch Co. Inc.
   6.500%, due 07-15-18                                      230,000       212,882
 Conoco Philips
   5.750%, due 02-01-19                                      100,000       119,354

                                                                         1,099,040

Maturity of 11 - 15 years:                        3.4
 General Electric Capital Corp. Step-Up 1
   5.50%%, due 10-28-21                                      200,000       203,558
 Dow Chemical Co.
   7.375%, due 03-01-23                                      200,000       248,679

                                                                           452,237

TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $4,251,989)                               33.4                    4,418,206


------

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011
(UNAUDITED)



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS       AMOUNT        VALUE
----------------------------------------    --------    ----------    ----------
TAXABLE MUNICIPAL OBLIGATIONS 4:
----------------------------------------
Maturity of 1 - 5 years:                        5.4%
 New York State Housing Finance Agency
   4.810%, due 09-15-13                                 $   90,000    $   96,291
 Dayton, OH Taxable Bonds
   6.500%, due 11-01-13                                    150,000       150,000
 Nebraska Public Power District Revenue
   5.140%, due 01-01-14                                    310,000       337,860
 Michigan Finance Authority Revenue
   4.750%, due 11-01-15                                    125,000       132,560

                                                                         716,711


Maturity of 6 - 10 years:                       9.3
 Hazelwood MO Industrial Dev. Auth. Rev
   5.640%, due 02-01-18                                    150,000       158,803
 Maryland Heights MO Tax Incremnt Rev
   7.000%, due 09-01-18                                    200,000       214,222
 Portland OR Weekly Auction Notes 5, 6
   0.045%, due 06-01-19                                    100,000       100,000
 Hudson Cnty NJ Lease Revenue
   7.950%, due 09-01-19                                    300,000       300,297
 Cuyahoga County OH Economic Dev.
   5.000%, due 12-01-19                                    150,000       159,655
 Michigan State Refunding School Loan
   6.950%, due 11-01-20                                    110,000       137,033
 New York, NY General Obligation
   6.491%, due 03-01-21                                    125,000       153,511

                                                                       1,223,521

Maturity of 11 - 15 years:                      5.9
 Minneapolis & St. Paul Met. Gen. Oblig.
 6.850%, due 01-01-22                                      295,000       307,930
 San Bernadino Cnty CA Pension Oblig.
   6.020%, due 08-01-23                                    245,000       259,041
 Ohio State Dev. Assistance
   5.670%, due 10-01-23                                    100,000       104,159
 Pennsylvania Turnpike
   7.470%, due 06-01-25                                    100,000       113,987

                                                                         785,117

Maturity of 16 - 25 years:                      6.2
 Lake County IL School District
   6.300%, due 01-01-27                                    110,000       124,930

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011
(UNAUDITED)



                                           PERCENT
                                            OF NET     PRINCIPAL
SECURITY                                    ASSETS       AMOUNT        VALUE
---------------------------------------    --------    ----------    ----------
TAXABLE MUNICIPAL OBLIGATIONS
 (Cont'd)
---------------------------------------
 New York Cntys Tobacco Settlement Tr.
   6.000%, due 06-01-27                                $  110,000    $   94,222
 Alameda Corridor Transit Authority CA
   6.600%, due 10-01-29                                   200,000       202,470
 Frisco TX COP
   6.375%, due 02-15-33                                   360,000       393,689

                                                                        815,311
                                                                     ----------


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,366,999)                26.8%                   3,540,660


TOTAL U.S. AGENCY, U.S. CORPORATE
  AND TAXABLE MUNICIPAL
       OBLIGATIONS
 (Cost $8,353,730)                            65.9                    8,709,219


MORTGAGE BACKED STRUCTURED
 OBLIGATIONS:                                  3.1
 GNMA Remic Series 2010-76
   4.500%, due 07-19-12                                   103,517       103,749
 GNMA Remic Series 2010-17
   4.500%, due 07-15-13                                   144,030       144,002
 FNMA Remic Series 2011-49
   4.000%, due 06-25-41                                   151,880       156,729


TOTAL MORTGAGE BACKED
 STRUCTURED OBLIGATIONS:
 (Cost $401,325)                                                        404,480


LEASE ASSIGNMENTS:                             1.1
 Ford Motor Co. ESA Lease 3, 5
   12.524%, due 06-01-13                                  128,766       142,187


TOTAL LEASE ASSIGNMENTS
 (Cost $128,766)                                                        142,187


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2011
(UNAUDITED)



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS      AMOUNT        VALUE
----------------------------------------    --------    ---------    ----------
----------------------------------------

NON-CONVERTIBLE PREFERRED STOCK:                3.7%    SHARES
                                                        ---------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                       5,000    $  130,750
 FPL Group Cap. Tr. I Pfd., 5.875%                          5,300       137,641
 Metlife Inc. Pfd. B, 6.500%                                5,200       129,584
 Powershares ETF Trust Finl. Pfd.                           5,900        95,285


TOTAL NON-CONVERTIBLE PREFERRED
 STOCK (Cost $489,047)                                                  493,260


EXCHANGE TRADED DEBT:                           4.0     SHARES
                                                        ---------
 AT&T Inc. Senior Notes
   6.375%, due 02-15-56                                     5,000       133,550
 Comcast Corp. Notes
   6.625%, due 05-15-56                                     5,400       141,480
 General Elec. Cap. Corp. Pines
   6.100%, due 11-15-32                                     5,000       126,400
 Metlife Inc. Senior Notes
   5.875%, due 11-21-33                                     5,175       133,008


TOTAL EXCHANGE TRADED DEBT
 (Cost $491,702)                                                        534,438


MUTUAL FUNDS:                                  16.5     SHARES
                                                        ---------
 Highland Floating Rate Opportunities A                    33,189       213,075
 Oppenheimer Sr. Floating Rate A                           42,352       335,855
 Payden Emerging Markets Bond                              17,030       234,673
 Templeton Income Global Bond A                            37,594       475,564
 First American Treasury Obligations                      928,215       928,215


TOTAL MUTUAL FUNDS
 (Cost $2,363,215)                                                    2,187,382


DIVERSIFIED STRATEGIES:                         4.8
 Deutsche Bank Commodity Booster
     Structured Note, due 02-17-12                        125,000       115,550
 Deutsche Bank Commodity Booster
     Structured Note, due 07-31-12                        125,000       105,400
 Pimco All Asset All Authority Fund                        32,900       329,331
 X-Alpha Call Warrants                                     22,500        87,075


TOTAL DIVERSIFIED STRATEGIES
 (Cost $824,438)                                                        637,356

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
SEPTEMBER 30, 2011
(UNAUDITED)



                                 PERCENT
                                  OF NET     PRINCIPAL
SECURITY                          ASSETS      AMOUNT         VALUE
-----------------------------    --------    ---------    -----------
-----------------------------

TOTAL INVESTMENTS
 (Cost $13,052,223) 7               99.1%                 $13,108,322


ASSETS LESS OTHER LIABILITIES        0.9                      114,598


NET ASSETS                         100.0%                 $13,222,920






1 Interest rates listed for step-up bonds are the rates as of September 30, 2011.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2011, the aggregate amount of Rule 144A securities was $51,020, which is 0.4% of the Fund's net assets.
3 Security valued according to "good faith pricing" guidelines.  (See Note A)
4 Some municipal obligations have a credit enhancement feature, such as insurance or letter of credit, which produces a credit quality comparable to that of a same-rated corporate bond.
5 Security has been deemed illiquid. At September 30, 2011, the aggregate amount of illiquid securities was $242,187, which is 1.8% of the Fund's net assets.
6 Variable interest rate. Interest rate listed is the rate as of September 30, 2011.
7 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation). (See Note D)




The following table presents securities held by PC&J Preservation Fund by industry sector as a percentage of net assets:




----------------------

Consumer Discretionary    5.8%
Consumer Staple           0.9%
Energy                    3.7%
Financial                16.4%
Healthcare                1.3%
Industrials               2.5%
Information Technology    0.8%
Materials                 5.8%
Telecommunications        1.9%
Utilities                 3.1%
Other                    57.8%
                        ------
Total                   100.0%


NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2011
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended September 30, 2011, aggregated $395,737 and $547,858 (including principal paydowns of $60,873 and returns of capital of $5,266), respectively. Purchases and sales of long-term U.S. Government Securities for the three months ended September 30, 2011, aggregated $350,000 and $0, respectively.
At September 30, 2011, gross unrealized appreciation on investments was $583,832 and gross unrealized depreciation on investments was $527,733 for a net unrealized appreciation of $56,099 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS
GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.
Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:
     Level 1 - quoted prices in active markets for identical securities. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.
Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments). Level 3 securities are generally unique investment structures that have no widely adopted benchmarks. Factors involved in valuation may include the type of security, financial statements, cost at the date of purchase, and information as to any transactions or offers with respect to the security.
In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 "Improving Disclosures about Fair Value Measurements". This ASU adds new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. During the current period, management adopted the disclosure requirements effective for the fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.
There were no significant transfers in and out of Levels 1 and 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)
September 30, 2011
(UNAUDITED)

The following table summarizes the inputs used to value the Fund's securities as of September 30, 2011.




                                          Level 1  Level 2   Level 3    Total
Security Type                           Investments in Securities ($000)
U.S. Agency Obligations                 $      -  $    750  $      -  $   750
U.S. Corporate Obligations                     -     4,418         -    4,418
Taxable Municipal Obligations                  -     3,541         -    3,541
Mortgage Backed Structured Obligations         -       405         -      405
Lease Assignments                              -       142         -      142
Non-Convertible Preferred Stock              493         -         -      493
Exchange Traded Debt                         535         -         -      535
Mutual Funds                               2,187         -         -    2,187
Diversified Strategies                       329       308         -      637
Total                                   $  3,544  $  9,564  $      0  $13,108
                                        --------  --------  --------  -------




                                                                             Measurements
                                                                   Using Unobservable Inputs ($000)
                                                                               (Level 3)

                                                                              Securities
-----------------------------------------------------------------

Beginning Balance 6-30-2011                                        $                              0

Total gains or losses (realized/unrealized) included in earnings                                  0

Purchases                                                                                         0

Sales                                                                                             0

Issuances                                                                                         0

Settlements                                                                                       0

Return of capital                                                                                 0

Transfers in and/or out of Level 3                                                                0

Ending Balance 9-30-2011                                           $                              0
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the
reporting date                                                     $                              0
                                                                   =================================


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 27, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
November 2, 2011          /s/________________________________________________
----------------
Date                         Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November 2, 2011          /s/________________________________________________
----------------
Date                         James M. Johnson, President

By:
November 2, 2011          /s/________________________________________________
----------------
Date                         Kathleen Carlson, Treasurer